Schedule of Investments (unaudited)	iShares® International Developed Property ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 13.5%
Abacus Group	22,614	$17,652
Abacus Storage King	30,068	23,153
Arena REIT	19,322	48,789
BWP Trust	26,731	64,256
Centuria Capital Group	44,634	53,403
Centuria Industrial REIT	29,715	65,803
Centuria Office REIT	22,217	20,247
Charter Hall Group	25,994	212,972
Charter Hall Long Wale REIT	36,505	93,501
Charter Hall Retail REIT	28,487	70,040
Charter Hall Social Infrastructure REIT	18,685	38,049
Cromwell Property Group	78,716	22,495
Dexus	59,337	310,104
Dexus Industria REIT	12,041	22,795
GDI Property Group Partnership(a)	31,079	13,764
Goodman Group	95,172	1,638,563
GPT Group (The)	105,679	333,519
Growthpoint Properties Australia Ltd.	14,777	23,442
HealthCo REIT	26,671	26,711
Home Consortium Ltd.	13,380	56,068
HomeCo Daily Needs REIT	97,660	81,163
Hotel Property Investments Ltd.	10,638	20,805
Ingenia Communities Group	20,576	62,327
Lendlease Corp. Ltd.	38,147	194,183
Lifestyle Communities Ltd.	5,370	66,678
Mirvac Group	217,686	309,686
National Storage REIT	68,942	107,831
Region RE Ltd.	63,457	97,630
Rural Funds Group(a)	21,232	30,665
Scentre Group	285,558	581,513
Stockland	131,175	397,806
Vicinity Ltd.	213,469	296,532
Waypoint REIT Ltd.	37,011	61,491
		5,463,636
Austria — 0.3%
CA Immobilien Anlagen AG	2,378	85,231
Immofinanz AG(b)	1,762	40,923
		126,154
Belgium — 2.6%
Aedifica SA	2,629	184,774
Care Property Invest NV	2,030	31,945
Cofinimmo SA	2,019	159,113
Intervest Offices & Warehouses NV	1,583	36,174
Montea NV	830	78,900
Retail Estates NV	683	48,747
Shurgard Self Storage Ltd.	1,724	85,399
VGP NV	763	88,411
Warehouses De Pauw CVA	9,546	300,491
Xior Student Housing NV	1,570	51,596
		1,065,550
Canada — 3.4%
Allied Properties REIT	3,528	53,730
Artis REIT	2,903	14,525
Boardwalk REIT	1,227	66,061
BSR Real Estate Investment Trust	1,008	11,943
BTB Real Estate Investment Trust	2,016	4,458
Canadian Apartment Properties REIT	4,539	167,166
Choice Properties REIT	8,875	93,435
Crombie REIT	2,843	29,609
CT REIT	2,933	32,428
Security	Shares	Value

Canada (continued)
Dream Industrial REIT	7,221	$76,077
Dream Office REIT	904	7,150
DREAM Unlimited Corp., Class A	1,242	21,230
First Capital Real Estate Investment Trust	5,785	66,973
Granite REIT	1,710	98,441
H&R Real Estate Investment Trust	7,198	53,779
InterRent REIT	3,850	38,441
Killam Apartment REIT	3,153	42,736
Minto Apartment Real Estate Investment Trust(c)	1,022	12,480
Morguard North American Residential REIT	1,092	12,172
Nexus Industrial REIT	1,820	11,112
NorthWest Healthcare Properties REIT	6,405	24,942
Prinmaris REIT	2,660	27,703
PRO Real Estate Investment Trust	1,596	5,745
RioCan REIT	8,101	113,838
Slate Grocery REIT	1,575	14,347
SmartCentres Real Estate Investment Trust	3,910	73,446
StorageVault Canada Inc., NVS	13,286	52,440
Tricon Residential Inc.	14,288	130,043
True North Commercial Real Estate Investment Trust, NVS	450	3,413
		1,359,863
China — 0.5%
Gemdale Properties & Investment Corp. Ltd.(a)	312,000	11,193
Wharf Holdings Ltd. (The)	53,000	170,736
Yuexiu REIT	121,000	19,527
		201,456
Finland — 0.4%
Citycon OYJ	4,508	25,882
Kojamo OYJ	9,805	128,711
		154,593
France — 3.6%
Altarea SCA	260	23,006
Carmila SA	3,075	52,958
Covivio	2,674	143,886
Gecina SA	2,832	344,765
ICADE	1,719	67,468
Klepierre SA	10,790	294,574
Mercialys SA	5,240	57,592
Nexity SA	2,690	50,133
Unibail-Rodamco-Westfield, New(b)	5,600	414,195
		1,448,577
Germany — 5.6%
ADLER Group SA(b)(c)	6,525	3,818
Aroundtown SA(a)(b)	47,440	129,291
Deutsche EuroShop AG	763	19,064
Deutsche Wohnen SE	2,855	75,369
DIC Asset AG(a)	2,069	7,726
Grand City Properties SA(b)	3,998	44,865
Hamborner REIT AG	3,934	29,618
Instone Real Estate Group SE(c)	2,347	18,914
LEG Immobilien SE(b)	4,102	358,964
TAG Immobilien AG(b)	9,681	140,751
Vib Vermoegen AG(b)	613	9,406
Vonovia SE	44,942	1,412,154
		2,249,940
Hong Kong — 9.4%
Champion REIT	103,000	32,328
CK Asset Holdings Ltd.	103,500	519,476
Fortune REIT	80,000	50,804
Hang Lung Group Ltd.	44,000	59,959
Hang Lung Properties Ltd.	96,000	133,470

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Henderson Land Development Co. Ltd.	72,044	$221,855
Hongkong Land Holdings Ltd.	57,100	198,597
Hysan Development Co. Ltd.	33,000	65,512
Kerry Properties Ltd.	32,500	59,457
Link REIT	141,079	792,166
New World Development Co. Ltd.	75,000	116,289
Prosperity REIT	70,000	12,449
Shun Tak Holdings Ltd.(b)	136,000	17,595
Sino Land Co. Ltd.	184,000	200,097
Sun Hung Kai Properties Ltd.	83,000	898,173
Sunlight REIT	56,000	15,624
Swire Properties Ltd.	58,000	117,407
Wharf Real Estate Investment Co. Ltd.	85,000	287,341
		3,798,599
Ireland — 0.1%
Irish Residential Properties REIT PLC	23,845	29,120

Israel — 2.4%
Africa Israel Residences Ltd.	343	17,640
Airport City Ltd.(b)	3,560	60,777
Alony Hetz Properties & Investments Ltd.	8,476	69,244
Amot Investments Ltd.	11,932	64,277
Ashtrom Group Ltd.	1	11
Aura Investments Ltd.	6,926	19,556
Azrieli Group Ltd.	2,007	129,814
Big Shopping Centers Ltd.(b)	672	69,103
Blue Square Real Estate Ltd.	308	20,473
Electra Real Estate Ltd.	1,251	14,132
G City Ltd.	4,850	15,929
Gav-Yam Lands Corp. Ltd.	959	7,794
IES Holdings Ltd.(b)	154	10,276
Israel Canada T.R Ltd.	7,343	21,929
Israel Land Development Co. Ltd. (The)	1,006	9,700
Isras Investment Co. Ltd.	87	18,025
Mega Or Holdings Ltd.	1,221	28,448
Mehadrin Ltd.(b)	1	33
Melisron Ltd.	1,383	107,187
Menivim- The New REIT Ltd.	38,019	17,645
Mivne Real Estate KD Ltd.	33,281	99,000
Norstar Holdings Inc.(a)(b)	1,736	4,793
Prashkovsky Investments and Construction Ltd.	418	9,640
Property & Building Corp. Ltd.(b)	154	9,342
Reit 1 Ltd.	10,634	49,299
Sella Capital Real Estate Ltd.	11,830	27,653
Summit Real Estate Holdings Ltd.	2,013	30,209
YH Dimri Construction & Development Ltd.	379	27,065
		958,994
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	3,136	7,980

Japan — 29.0%
Activia Properties Inc.	39	107,369
Advance Logistics Investment Corp.	38	34,142
Advance Residence Investment Corp.	79	176,905
Aeon Mall Co. Ltd.	5,180	65,005
AEON REIT Investment Corp.	98	98,212
Arealink Co. Ltd.	500	9,527
Comforia Residential REIT Inc.	37	83,107
CRE Inc./Japan	800	7,991
CRE Logistics REIT Inc.	35	38,522
Daito Trust Construction Co. Ltd.	3,600	416,687
Daiwa House Industry Co. Ltd.	36,300	1,097,362
Security	Shares	Value

Japan (continued)
Daiwa House REIT Investment Corp.	118	$210,417
Daiwa Office Investment Corp.	15	70,693
Daiwa Securities Living Investments Corp.	134	99,027
Dear Life Co. Ltd.	1,400	9,064
ESCON Japan Reit Investment Corp.	19	15,686
Frontier Real Estate Investment Corp.	28	85,929
Fukuoka REIT Corp.	39	47,357
Global One Real Estate Investment Corp.	57	44,251
GLP J-REIT	271	269,764
Goldcrest Co. Ltd.	700	10,948
Hankyu Hanshin REIT Inc.	38	37,432
Health Care & Medical Investment Corp.	21	20,801
Heiwa Real Estate Co. Ltd.	1,700	45,335
Heiwa Real Estate REIT Inc.	56	53,401
Hoshino Resorts REIT Inc.	14	56,141
Hulic Co. Ltd.	33,000	344,721
Hulic REIT Inc.	71	75,074
Ichigo Hotel REIT Investment Corp.	15	11,841
Ichigo Inc.	12,600	30,110
Ichigo Office REIT Investment Corp.	58	33,923
Industrial & Infrastructure Fund Investment Corp.	117	115,692
Invincible Investment Corp.	375	162,082
Japan Excellent Inc.	70	62,183
Japan Hotel REIT Investment Corp.	257	125,992
Japan Logistics Fund Inc.	51	103,352
Japan Metropolitan Fund Invest	387	279,337
Japan Prime Realty Investment Corp.	55	136,353
Japan Property Management Center Co. Ltd.	600	4,758
Japan Real Estate Investment Corp.	78	322,683
JINUSHI Co. Ltd.	700	10,820
JSB Co. Ltd.	600	10,652
Katitas Co. Ltd.	2,800	43,388
Keihanshin Building Co. Ltd.	2,300	23,141
Kenedix Office Investment Corp.	228	259,700
LA Holdings Co. Ltd/Japan	300	9,625
LaSalle Logiport REIT	103	110,904
Leopalace21 Corp.(b)	10,900	32,991
Marimo Regional Revitalization REIT Inc.	12	10,370
Mirai Corp.	98	30,174
Mitsubishi Estate Co. Ltd.	72,900	999,318
Mitsubishi Estate Logistics REIT Investment Corp.	28	74,307
Mitsui Fudosan Co. Ltd.	51,656	1,262,974
Mitsui Fudosan Logistics Park Inc.	32	103,727
Mori Hills REIT Investment Corp.	90	89,427
Mori Trust REIT Inc.	145	74,498
Nippon Accommodations Fund Inc.	27	115,572
Nippon Building Fund Inc.	94	406,915
Nippon Prologis REIT Inc.	135	259,576
NIPPON REIT Investment Corp.	25	59,532
Nisshin Fudosan Co.	1,600	5,676
Nomura Real Estate Holdings Inc.	6,200	162,691
Nomura Real Estate Master Fund Inc.	260	304,079
NTT UD REIT Investment Corp.	79	69,816
One REIT Inc.	13	24,434
Ooedo Onsen Reit Investment Corp.	14	7,013
Orix JREIT Inc.	152	179,361
Raysum Co. Ltd.	300	6,807
SAMTY Co. Ltd.	2,200	37,923
Samty Residential Investment Corp.	40	31,100
Sankei Real Estate Inc.	27	17,608
Sekisui House REIT Inc.	242	132,191
SOSiLA Logistics REIT Inc.	40	34,043

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SRE Holdings Corp.(b)	500	$9,720
Star Asia Investment Corp.	131	53,476
Star Mica Holdings Co. Ltd.	1,400	6,282
Starts Corp. Inc.	1,800	37,315
Starts Proceed Investment Corp.	14	19,972
Sumitomo Realty & Development Co. Ltd.	26,200	776,411
Sun Frontier Fudousan Co. Ltd.	1,400	16,175
Takara Leben Co. Ltd.	4,600	15,106
Takara Leben Real Estate Investment Corp.	37	26,431
TKP Corp.(b)	900	11,448
TOC Co. Ltd.	2,800	13,831
Tokaido REIT Inc.	12	10,681
Tokyo Tatemono Co. Ltd.	11,500	171,722
Tokyu Fudosan Holdings Corp.	33,300	212,201
Tokyu REIT Inc.	51	61,592
Tosei Corp.	1,500	21,181
Tosei Reit Investment Corp.	16	15,389
United Urban Investment Corp.	170	173,602
XYMAX REIT Investment Corp.	13	10,927
		11,682,991
Netherlands — 0.6%
Argo Properties NV(a)(b)	670	12,461
Brack Capital Properties NV(b)	1	52
CTP NV(c)	5,884	99,405
Eurocommercial Properties NV	2,353	57,701
NSI NV	1,020	21,124
Vastned Retail NV	970	21,536
Wereldhave NV	2,259	36,087
		248,366
New Zealand — 0.6%
Argosy Property Ltd.	48,144	34,086
Goodman Property Trust	57,521	82,905
Kiwi Property Group Ltd.	86,478	47,834
Precinct Properties New Zealand Ltd.	74,306	59,420
		224,245
Norway — 0.1%
Entra ASA(c)	3,964	45,025

Singapore — 8.2%
AIMS APAC REIT(a)	36,756	36,190
CapitaLand Ascendas REIT	195,392	447,950
CapitaLand Ascott Trust	137,785	103,284
CapitaLand China Trust(a)	64,726	45,576
Capitaland India Trust	55,866	48,257
CapitaLand Integrated Commercial Trust	277,910	433,204
CapitaLand Investment Ltd/Singapore	131,800	315,117
CDL Hospitality Trusts	37,562	31,574
City Developments Ltd.	28,000	140,980
Cromwell European Real Estate Investment Trust	17,620	27,607
Digital Core REIT Management Pte Ltd.	40,300	25,979
Eagle Hospitality Trust(b)(d)	53,200	1
EC World Real Estate Investment Trust(d)	15,900	3,036
ESR-LOGOS REIT	328,036	79,539
Far East Hospitality Trust	57,900	29,175
Frasers Centrepoint Trust	59,806	102,316
Frasers Logistics & Commercial Trust	161,072	140,224
Hong Fok Corp. Ltd.	20,300	13,991
Keppel DC REIT	74,103	109,400
Keppel Pacific Oak US REIT	41,500	15,542
Keppel REIT	123,200	86,738
Lendlease Global Commercial REIT(a)	95,992	46,880
Security	Shares	Value

Singapore (continued)
Manulife US Real Estate Investment Trust	96,950	$7,737
Mapletree Industrial Trust	113,632	215,888
Mapletree Logistics Trust	182,511	240,311
Mapletree Pan Asia Commercial Trust	126,612	150,421
Paragon REIT	69,600	46,672
Parkway Life REIT	21,000	58,376
Prime U.S. REIT	35,000	8,374
Sasseur Real Estate Investment Trust	28,100	14,585
Starhill Global REIT	75,100	29,875
Suntec REIT	123,300	114,817
UOL Group Ltd.	25,700	122,088
		3,291,704
South Korea — 0.4%
D&D Platform REIT Co. Ltd., NVS	3,164	7,841
ESR Kendall Square REIT Co. Ltd.	8,811	24,948
Haesung Industrial Co. Ltd.	672	4,202
JR Global REIT	9,142	28,943
Koramco Energy Plus Reit	2,816	11,275
LOTTE REIT Co. Ltd.	6,489	15,883
NH All-One REIT Co. Ltd.	2,327	6,125
Shinhan Alpha REIT Co. Ltd.	3,954	19,649
SK D&D Co. Ltd.	381	8,714
SK REITs Co. Ltd.	6,634	20,459
		148,039
Spain — 0.9%
Aedas Homes SA(c)	724	14,601
Inmobiliaria Colonial SOCIMI SA	15,741	113,909
Lar Espana Real Estate SOCIMI SA	2,757	18,718
Merlin Properties SOCIMI SA	18,371	203,974
Metrovacesa SA(c)	840	7,493
		358,695
Sweden — 4.8%
Atrium Ljungberg AB, Class B	2,957	67,736
Castellum AB(b)	23,371	331,839
Catena AB	1,785	83,579
Cibus Nordic Real Estate AB	3,149	41,784
Corem Property Group AB, Class B	28,192	29,737
Dios Fastigheter AB	5,856	50,293
Fabege AB	13,504	145,062
Fastighets AB Balder, Class B(b)	36,676	260,101
Hufvudstaden AB, Class A	6,349	89,366
Neobo Fastigheter AB(a)(b)	6,201	8,469
NP3 Fastigheter AB	1,666	38,444
Nyfosa AB	7,889	75,043
Pandox AB, Class B	4,984	74,507
Platzer Fastigheter Holding AB, Class B	3,592	29,906
Sagax AB, Class B	11,431	314,633
Sagax AB, Class D	5,897	16,377
Samhallsbyggnadsbolaget i Norden AB(a)	62,939	31,589
Wallenstam AB, Class B(a)	24,110	130,774
Wihlborgs Fastigheter AB	14,740	137,914
		1,957,153
Switzerland — 2.8%
Allreal Holding AG, Registered	854	152,711
Intershop Holding AG	64	46,833
Mobimo Holding AG, Registered	402	124,662
Peach Property Group AG(b)	718	9,795
PSP Swiss Property AG, Registered	2,530	353,717
Swiss Prime Site AG, Registered	4,232	452,161
		1,139,879

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 10.0%
Abrdn Property Income Trust	20,726	$14,002
AEW U.K. REIT PLC	8,172	10,521
Assura PLC	164,098	100,651
Balanced Commercial Property Trust Ltd.	39,152	36,180
Big Yellow Group PLC	10,787	167,927
British Land Co. PLC (The)	51,777	263,222
Capital & Counties Properties PLC	107,205	188,697
CLS Holdings PLC	7,347	9,532
Custodian REIT PLC	23,842	26,550
Derwent London PLC	6,183	185,959
Empiric Student Property PLC	33,132	40,036
Grainger PLC	40,785	137,453
Great Portland Estates PLC	13,985	74,869
Hammerson PLC	213,152	77,041
Helical PLC	5,811	16,406
Home REIT PLC(d)	52,824	20,496
Impact Healthcare REIT PLC, Class B	22,226	25,499
Land Securities Group PLC	41,466	372,133
Life Science Reit PLC	19,533	15,735
LondonMetric Property PLC	59,838	145,745
LXI REIT PLC	94,584	126,348
NewRiver REIT PLC	17,760	18,673
Picton Property Income Ltd.	30,658	27,007
Primary Health Properties PLC	74,047	97,971
PRS REIT PLC (The)	28,520	31,336
Regional REIT Ltd.(c)	23,807	10,682
Safestore Holdings PLC	11,976	134,874
Schroder REIT Ltd.	26,922	15,271
Segro PLC	67,587	762,196
Sirius Real Estate Ltd.	74,828	89,943
Supermarket Income REIT PLC	68,454	75,825
Target Healthcare REIT PLC	34,614	38,066
Triple Point Social Housing REIT PLC(c)	18,674	15,031
Tritax Big Box REIT PLC	105,026	225,374
UK Commercial Property REIT Ltd.	45,916	36,240
UNITE Group PLC (The)	21,878	290,616
Urban Logistics REIT PLC	26,007	42,233
Warehouse REIT PLC	23,410	27,452
Workspace Group PLC	7,501	54,208
		4,048,000

Total Common Stocks — 99.2%
(Cost: $57,084,831)		40,008,559
Security	Shares	Value

Rights

Austria — 0.0%
Buwog AG(d)	463	$—

Total Rights — 0.0%
(Cost: $—)	.	—
Total Long-Term Investments — 99.2%
(Cost: $57,084,831)		40,008,559

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	475,816	476,101
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	10,000	10,000

Total Short-Term Securities — 1.2%
(Cost: $485,752)		486,101

Total Investments — 100.4%
(Cost: $57,570,583)		40,494,660

Liabilities in Excess of Other Assets — (0.4)%		(176,647)

Net Assets — 100.0%		$40,318,013

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$912,455	$—	$(436,591	)(a)	$169	$68	$476,101	475,816	$8,856	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	0	(a)	—	—	10,000	10,000	969		—
					$169	$68	$486,101		$9,825		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	8	03/07/24	$134	$(68)
Dow Jones U.S. Real Estate Index	6	03/15/24	214	6,640
				$6,572

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,024,441	$36,960,585	$23,533	$40,008,559
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	486,101	—	—	486,101
	$3,510,542	$36,960,585	$23,533	$40,494,660
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,640	$—	$—	$6,640
Liabilities
Equity Contracts	—	(68)	—	(68)
	$6,640	$(68)	$—	6,572

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust